Accounts Payable - Schedule of Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Trade creditors	$ 5,207	$ 5,842
Factors or other financial institutions for borrowings		26
Accounts payable to Board Members	353	2,802
Accounts payable to other related parties	70	189
Accounts payable to underwriters, promoters, and employees	3,918	2,845
Other accounts payable	3,853	3,082
Total accounts payable	$ 13,401	$ 14,786